International Operations	12 Months Ended
Dec. 31, 2014
International Operations
International Operations

(13) International Operations

        The Company provides international banking services for its customers through its bank subsidiaries. Neither the Company nor its bank subsidiaries have facilities located outside the United States. International operations are distinguished from domestic operations based upon the domicile of the customer.

        Because the resources employed by the Company are common to both international and domestic operations, it is not practical to determine net income generated exclusively from international activities.

        A summary of assets attributable to international operations at December 31, 2014 and 2013 are as follows:

	2014	2013
	(Dollars in Thousands)
Loans:
Commercial	$150,078	$142,145
Others	35,143	39,697

	185,221	181,842
Less allowance for probable loan losses	(1,060)	(1,133)

Net loans	$184,161	$180,709

Accrued interest receivable	$702	$617

        At December 31, 2014, the Company had $114,672,000 in outstanding standby and commercial letters of credit to facilitate trade activities.

        Revenues directly attributable to international operations were $6,034,000, $6,085,000 and $7,714,000 for the years ended December 31, 2014, 2013 and 2012, respectively.